Accounts Receivable and Others	12 Months Ended
Jun. 30, 2023
Accounts Receivable and Others [Abstract]
Accounts receivable and others
8.	Accounts receivable and others

	Note	2023	2022
Trade accounts receivable	8.1	385,958	367,602
Recoverable taxes	8.2	23,054	18,371
Advances to suppliers (a)		19,411	54,258
Other receivables		1,612	2,082
Total current		430,035	442,313

Trade accounts receivable	8.1	442,867	373,954
Recoverable taxes	8.2	43,208	35,019
Judicial deposits	28	727	2,215
Other receivables		-	163
Total noncurrent		486,802	411,351

(a)	In June 2022, the balance included advances to suppliers made by the Company for the acquisition of inputs used in the 2022/2023 crop year.

8.1	Trade accounts receivable

	2023	2022
Sale of sugarcane	35,732	43,297
Sale of grains and cottons	74,220	127,875
Sale of beef cattle	1,761	491
Leases of land	8,832	11,969
Sale of machinery	2,425	2,406
Sale of farms	266,601	183,342
	389,571	369,380

Allowance for expected credit losses	(3,613)	(1,778)

Total current	385,958	367,602

Sale of farms	442,867	373,954

Total noncurrent	442,867	373,954

a)	Changes in accounts receivable from grain, cottons and soybean customers

	Grains	Cottons	Cattle	Sugarcane
Balance on June 30, 2021	34,502	-	155	43,233
Sales in year	753,984	26,109	32,773	379,242
Received	(660,562)	(26,109)	-32,437	-379,178
Reversal of expected losses	49	-	-	-
Balance on June 30, 2022	127,875	-	491	43,297
Sales in year	593,787	39,60	26,262	247,26
Received	(647,616)	(39,60)	-24,992	-254,825
Reversal of expected losses	174	-	-	-
Balance on June 30, 2023	74,22	-	1,761	35,732

b)	Changes in the allowance for expected credit losses:

At June 30, 2021	1,729
Set-up of provision	5
Exchange variation	44
At June 30, 2022	1,778
Set-up of provision	2,177
Exchange variation	(245)
Write-off or reversal	(97)
At June 30, 2023	3,613

c)	Breakdown of receivable by maturity

	2023	2022
Falling due:
Up to 30 days	69,851	159,476
31 to 90 days	159,683	84,922
91 to 180 days	31,759	16,586
181 to 360 days	124,082	105,435
Over 360 days	442,867	373,954
Past due:
Up to 30 days	13	855
31 to 90 days	570	328
Over 360 days	3,613	1,778
	832,438	743,334

d)	Sales of sugarcane

The Company has two sugarcane supply agreements. The first agreement was with Atvos S.A. and the second agreement is included in the partnership IV Agreement, as mentioned in Note on Commitments, whose credit risks are assessed in accordance with the internal policy as presented in Note 5.8b.

No expected credit losses on receivables from sugarcane sale was recorded at June 30, 2023 and 2022.

e)	Sales of grains

For the year ended June 30, 2023, the main corn and soybean receivables are from the clients Bunge, Novaagri and Amaggi and corn and soybean were sold to the clients Bunge, Cargill and Viterra.

f)	Receivables from sale of farms

Details in relation to receivables from the sale of farms are as follows:

	As of 2022	Sales	Receipts	Fair value adjustment	Exchange variation	As of 2023	Current	Non-current
Araucária V	27,917	-	(14,713)	(2,785)	-	10,419	10,419	-
Araucária VI	-	6,315	(1,599)	212	-	4,928	1,190	3,738
Araucária VII	-	307,030	-	3,693	-	310,723	151,859	158,864
Jatobá II	147,852	-	(86,324)	(8,119)	-	53,409	-	53,409
Jatobá III	56,332	-	(32,215)	(3,769)	-	20,348	-	20,348
Jatobá IV	14,243	-	(5,488)	(1,568)	-	7,187	3,913	3,274
Jatobá V	40,597	-	(19,322)	(3,289)	-	17,986	6,103	11,883
Jatobá VI	39,439	-	(16,104)	(3,622)	-	19,713	-	19,713
Jatobá VII	-	89,284	(4,885)	1,942	-	86,341	16,927	69,414
Alto Taquari II	2,174	-	(2,129)	(45)	-	-	-	-
Alto Taquari III	10,735	-	(4,340)	(1,236)	-	5,159	3,136	2,023
Alto Taquari IV	137,261	-	(20,871)	(15,621)	-	100,769	49,730	51,039
Bananal IX	6,269	-	(6,551)	282	-	-	-	-
Fon Fon	536	-	-	-	(46)	490	490	-
San Cayetano	322	-	-	-	(28)	294	294	-
Rio do Meio I	73,619	1,481	(2,511)	(13,122)	-	59,467	21,345	38,122
Rio do Meio II	-	33,534	(29,222)	4,501	-	8,813	-	8,813
Marangatú	-	7,786	(3,886)	(258)	(220)	3,422	1,195	2,227
Total	557,296	445,430	(250,160)	(42,804)	(294)	709,468	266,601	442,867

	As of 2021	Sales	Receipts	Fair value adjustment	Exchange variation	As of 2022	Current	Non-current
Araucária IV	4,466	-	(6,134)	1,668	-	-	-	-
Araucária V	42,848	-	(17,532)	2,601	-	27,917	15,027	12,890
Jatobá II	146,953	-	(10,100)	10,999	-	147,852	45,152	102,700
Jatobá III	55,911	-	(3,858)	4,279	-	56,332	17,205	39,127
Jatobá IV	19,088	-	(6,578)	1,733	-	14,243	5,563	8,680
Jatobá V	40,887	-	(2,314)	2,024	-	40,597	19,020	21,577
Jatobá VI	38,442	-	-	997	-	39,439	15,873	23,566
Alto Taquari I	2,972	-	(4,023)	1,051	-	-	-	-
Alto Taquari II	3,780	-	(2,307)	701	-	2,174	2,174	-
Alto Taquari III	11,459	-	(1,257)	533	-	10,735	4,468	6,267
Alto Taquari IV	-	218,426	(96,294)	15,129	-	137,261	40,985	96,276
Bananal IX	15,622	-	(9,800)	447	-	6,269	6,269	-
Bananal X	19,234	-	(20,849)	1,615	-	-	-	-
Fon Fon I	508	-	-	-	28	536	536	-
San Cayetano	307	-	-	-	15	322	322	-
Rio do Meio I	-	97,748	(20,301)	(3,828)	-	73,619	10,748	62,871
Total	402,477	316,174	(201,347)	39,949	43	557,296	183,342	373,954

Information on the criteria for measuring the initial and subsequent recognition, as well as sales and the amounts received in the fiscal year ended June 30, 2023, is presented in Notes 2.1 and 22.

Variable consideration

The following table provides a breakdown of the receivables from the sale of farm and the related variable consideration ( see Note 4.c and Note 4.d):

			2023
	Accounts Receivable	Variable consideration (2.3%)	Accounts receivable including Variable consideration
Jatobá III	20,348	468	20,816
Jatobá IV	7,187	165	7,352
Jatobá V	17,986	414	18,400
Jatobá VI	19,713	453	20,166
Jabotá VII	86,341	1,986	88,327
Alto Taquari IV	100,769	2,318	103,087
Rio do Meio II	8,813	203	9,016
	261,157	6,007	267,164

8.2	Recoverable taxes

	2023	2022
Withholding income tax (IRRF) on financial investments to be offset	14,702	8,658
Income tax losses and social contribution carryforwards	624	624
Other recoverable taxes and contributions	139	152
Tax on value added - IVA – (Paraguay/Bolivia)	7,318	8,644
Other recoverable taxes	271	293
Total current	23,054	18,371

ICMS recoverable	8,943	8,910
Non-cumulative PIS and COFINS to be offset	19,860	12,506
IRRF on financial investments to be offset	380	1,991
INSS recoverable	26	70
Tax on value added - IVA – (Paraguay/Bolivia)	13,999	11,542
Total noncurrent	43,208	35,019